Deferred tax balances (Tables)	12 Months Ended
Dec. 31, 2025
Deferred tax expense (income) [abstract]
Schedule of deferred tax positions included in consolidated financial statements
The deferred tax positions included in the consolidated financial statements can be analysed as follows:

€ million	Deferred tax assets 2025	Deferred tax assets 2024	Deferred tax assets 2023	Deferred tax liabilities 2025	Deferred tax liabilities 2024	Deferred tax liabilities 2023
Losses and interest carried forward	759	654	658	—	—	—
Tax credits	17	20	6	—	—	—
Intangible assets	24	12	16	(78)	(134)	(110)
Tangible assets	132	5	5	(171)	(59)	(83)
Leases	17	—	—	—	—	—
Trade and other receivables	15	20	17	—	—	—
Deferred revenue	—	—	—	(200)	—	—
Partnership basis	—	—	—	(337)	—	—
Other	54	18	5	(43)	(47)	(48)

Total deferred tax assets/(liabilities)	1,018	729	707	(829)	(240)	(241)

Offset of deferred taxes	(374)	(28)	(36)	374	28	36

Net deferred tax assets/(liabilities)	644	701	671	(455)	(212)	(205)

Schedule of deferred income tax assets and liabilities during the year
The movement in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances, is as follows:

Deferred tax assets	Losses and interest carried forward	Tax credits	Tangible assets	Intangible assets	Trade and other receivables	Leases	Other	Total
At 1 January 2023	296	206	—	20	15	—	5	542

(Charged)/credited to the income statement	363	(200)	5	(4)	3	—	—	167
Transfers	—	—	—	—	—	—	—	—
Exchange difference 1	(1)	—	—	—	(1)	—	—	(2)

At 31 December 2023	658	6	5	16	17	—	5	707

(Charged)/credited to the income statement	(4)	14	—	(4)	2	—	1	9
Transfers	—	—	—	—	—	—	11	11
Exchange difference 1	—	—	—	—	1	—	1	2

At 31 December 2024	654	20	5	12	20	—	18	729

Additions through business combinations
(Note 4)	121	2	76	46	4	14	84	347
(Charged)/credited to the income statement	(13)	(4)	52	(34)	(7)	3	(45)	(48)
Exchange difference 1	(3)	(1)	(1)	—	(2)	—	(3)	(10)

At 31 December 2025	759	17	132	24	15	17	54	1,018

Deferred tax liabilities	Intangible assets	Tangible assets	Deferred revenue	Partnership basis	Other	Total
At 1 January 2023	335	99	—	—	43	477

(Charged)/credited to the income statement	(217)	(14)	—	—	5	(226)
Exchange difference 1	(8)	(2)	—	—	—	(10)

At 31 December 2023	110	83	—	—	48	241

(Charged)/credited to the income statement	17	(22)	—	—	(1)	(6)
Exchange difference 1	7	(2)	—	—	—	5

At 31 December 2024	134	59	—	—	47	240

Additions through business combinations (Note 4)	—	10	209	344	—	563
Charged/(credited) to the income statement	(42)	105	(6)	(2)	(2)	53
Exchange difference 1	(14)	(3)	(3)	(5)	(2)	(27)

At 31 December 2025	78	171	200	337	43	829

1
A foreign exchange impact arises due to the translation of Group’s operations with a different functional currency than euro. This amounts to EUR 17 million as at 31 December 2025
(2024: EUR 3 million, 2023: EUR
 8 million)